Convertible Promissory Notes - Schedule of Embedded Derivative Liability (Details) - Embedded derivative liability [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Embedded derivative liability
Balance at beginning of the financial year	$ 6,756,516	$ 868,079
Issuance of convertible promissory notes			8,380,211
Redemption of convertible promissory notes	(5,303,789)	(681,432)
Change in fair value of embedded derivative liability	(1,452,727)	(186,647)	(1,623,695)
Balance at end of the financial year			$ 6,756,516